Quarterly Holdings Report
for

Fidelity® Diversified International K6 Fund

July 31, 2021

DIFK6-QTLY-0921
1.9883984.104

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 0.6%
Aristocrat Leisure Ltd.	618,135	$18,888,669
Lynas Rare Earths Ltd. (a)	925,070	4,982,852

TOTAL AUSTRALIA		23,871,521

Austria - 0.1%
Erste Group Bank AG	136,238	5,286,339
Bailiwick of Jersey - 1.8%
Experian PLC	489,314	21,542,448
Ferguson PLC	225,966	31,691,957
WPP PLC	1,211,464	15,667,902

TOTAL BAILIWICK OF JERSEY		68,902,307

Belgium - 1.5%
KBC Groep NV	480,472	38,700,278
UCB SA	169,983	18,389,781

TOTAL BELGIUM		57,090,059

Bermuda - 1.1%
Hiscox Ltd. (a)	912,881	11,120,680
IHS Markit Ltd.	244,924	28,616,920

TOTAL BERMUDA		39,737,600

Brazil - 0.0%
Natura & Co. Holding SA (a)	161,608	1,667,821
Canada - 2.1%
Canadian Natural Resources Ltd.	430,730	14,213,814
Constellation Software, Inc.	15,117	24,214,705
Fairfax India Holdings Corp. (a)(b)	490,454	6,473,993
First Quantum Minerals Ltd.	309,249	6,623,223
Franco-Nevada Corp.	110,939	17,744,371
Thomson Reuters Corp.	93,318	9,888,297

TOTAL CANADA		79,158,403

Cayman Islands - 2.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	91,273	17,815,577
Anta Sports Products Ltd.	959,888	20,911,839
Li Ning Co. Ltd.	1,937,072	20,414,764
Medlive Technology Co. Ltd.	264,500	938,887
Sea Ltd. ADR (a)	16,411	4,532,062
Tencent Holdings Ltd.	287,464	17,336,421
Zai Lab Ltd. ADR (a)	53,327	7,711,617

TOTAL CAYMAN ISLANDS		89,661,167

China - 0.7%
Kweichow Moutai Co. Ltd. (A Shares)	78,855	20,490,255
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	93,973	5,677,110
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	419,800	1,754,188

TOTAL CHINA		27,921,553

Curacao - 0.2%
Schlumberger Ltd.	274,393	7,910,750
Denmark - 2.0%
DSV Panalpina A/S	204,825	49,907,925
GN Store Nord A/S	109,657	9,610,507
ORSTED A/S (b)	25,017	3,715,649
Vestas Wind Systems A/S	284,725	10,497,276

TOTAL DENMARK		73,731,357

Finland - 0.2%
Neste Oyj	97,157	5,972,384
France - 10.9%
Amundi SA (b)	164,044	15,159,122
BNP Paribas SA	669,764	40,841,670
Capgemini SA	180,948	39,119,883
Dassault Systemes SA	326,425	18,013,552
Edenred SA	173,238	10,065,565
Hermes International SCA	3,643	5,570,425
Legrand SA	216,596	24,409,491
LVMH Moet Hennessy Louis Vuitton SE	104,069	83,324,651
Pernod Ricard SA	174,576	38,539,594
Sanofi SA	417,773	43,061,256
Sartorius Stedim Biotech	26,532	15,148,237
Societe Generale Series A	495,339	14,506,366
SR Teleperformance SA	85,141	35,915,071
Worldline SA (a)(b)	288,328	26,989,516

TOTAL FRANCE		410,664,399

Germany - 7.5%
adidas AG	104,587	37,976,703
Allianz SE	174,673	43,513,228
Auto1 Group SE (b)	130,008	6,363,199
Brenntag AG	109,007	10,887,864
Deutsche Post AG	692,886	46,957,749
Hannover Reuck SE	108,798	18,313,845
Linde PLC	140,822	43,123,983
Merck KGaA	97,440	19,956,303
SAP SE	89,970	12,911,723
Siemens Healthineers AG (b)	353,747	23,365,131
SUSE SA (a)	146,433	4,670,958
Symrise AG	91,236	13,452,828

TOTAL GERMANY		281,493,514

Greece - 0.1%
Piraeus Financial Holdings SA (a)	1,471,738	2,531,481
Hong Kong - 2.4%
AIA Group Ltd.	5,667,439	67,815,239
Hong Kong Exchanges and Clearing Ltd.	62,293	3,975,902
Techtronic Industries Co. Ltd.	1,085,889	19,408,965

TOTAL HONG KONG		91,200,106

India - 3.6%
Axis Bank Ltd. (a)	708,341	6,754,362
HDFC Bank Ltd.	1,701,537	32,776,206
Housing Development Finance Corp. Ltd.	770,248	25,291,934
Kotak Mahindra Bank Ltd. (a)	945,398	21,043,462
Reliance Industries Ltd.	122,713	2,327,954
Reliance Industries Ltd.	1,708,706	46,779,198

TOTAL INDIA		134,973,116

Indonesia - 0.5%
PT Bank Central Asia Tbk	4,503,264	9,294,550
PT Bank Rakyat Indonesia Tbk	35,769,975	9,176,662

TOTAL INDONESIA		18,471,212

Ireland - 2.0%
Aon PLC	79,294	20,618,819
Flutter Entertainment PLC (a)	87,490	14,958,165
Kingspan Group PLC (Ireland)	209,962	22,839,483
Ryanair Holdings PLC sponsored ADR (a)	171,206	18,668,302

TOTAL IRELAND		77,084,769

Isle of Man - 0.2%
Entain PLC (a)	224,086	5,658,026
Italy - 1.5%
Enel SpA	2,105,369	19,402,111
FinecoBank SpA (a)	786,217	14,097,004
GVS SpA (b)	239,165	3,659,852
Recordati SpA	186,894	11,568,463
Reply SpA	41,495	7,417,973

TOTAL ITALY		56,145,403

Japan - 17.5%
Daikin Industries Ltd.	99,567	20,792,849
FUJIFILM Holdings Corp.	306,473	21,993,364
Fujitsu Ltd.	62,217	10,585,003
Hitachi Ltd.	651,548	37,476,533
Hoya Corp.	544,881	76,513,302
Itochu Corp.	1,065,089	31,525,825
Keyence Corp.	106,102	58,745,139
KH Neochem Co. Ltd.	22,568	531,363
Minebea Mitsumi, Inc.	1,593,117	43,015,606
Misumi Group, Inc.	355,445	12,312,028
Murata Manufacturing Co. Ltd.	219,173	18,188,230
Nitori Holdings Co. Ltd.	55,615	10,571,087
NOF Corp.	93,334	4,721,788
ORIX Corp.	1,067,280	18,601,152
Park24 Co. Ltd. (a)	135,343	2,535,252
Persol Holdings Co. Ltd.	732,443	14,654,869
Recruit Holdings Co. Ltd.	597,782	30,983,430
Relo Group, Inc.	170,246	3,735,309
Seven & i Holdings Co. Ltd.	196,714	8,777,457
Shin-Etsu Chemical Co. Ltd.	267,592	43,652,088
Shiseido Co. Ltd.	244,774	16,359,647
SMC Corp.	50,701	29,947,813
Sony Group Corp.	344,108	35,947,756
Sugi Holdings Co. Ltd.	75,370	5,544,286
TIS, Inc.	352,134	9,099,858
Tokyo Electron Ltd.	82,287	33,937,254
Tsuruha Holdings, Inc.	174,536	20,539,262
Welcia Holdings Co. Ltd.	408,332	13,864,789
Z Holdings Corp.	3,049,488	15,263,246
ZOZO, Inc.	249,739	8,479,812

TOTAL JAPAN		658,895,397

Korea (South) - 1.4%
NAVER Corp.	32,166	12,096,153
Samsung Electronics Co. Ltd.	624,938	42,556,675

TOTAL KOREA (SOUTH)		54,652,828

Luxembourg - 1.0%
B&M European Value Retail SA	2,862,097	22,000,081
Eurofins Scientific SA	122,182	14,615,588

TOTAL LUXEMBOURG		36,615,669

Netherlands - 6.9%
Adyen BV (a)(b)	8,394	22,748,173
Airbus Group NV (a)	206,983	28,391,611
Argenx SE (a)	18,265	5,577,695
ASML Holding NV	141,087	108,177,052
Corbion NV	38,126	2,088,581
IMCD NV	121,364	21,019,335
Koninklijke Philips Electronics NV	82,035	3,782,593
NXP Semiconductors NV	137,150	28,306,389
Wolters Kluwer NV	349,105	39,789,208

TOTAL NETHERLANDS		259,880,637

New Zealand - 0.1%
Ryman Healthcare Group Ltd.	609,031	5,592,431
Norway - 0.9%
Schibsted ASA (A Shares)	630,583	33,432,194
Spain - 2.5%
Cellnex Telecom SA (b)	562,910	36,686,294
Iberdrola SA	2,825,355	34,003,410
Industria de Diseno Textil SA	690,146	23,407,275

TOTAL SPAIN		94,096,979

Sweden - 2.0%
Hexagon AB (B Shares)	1,627,033	26,933,252
Indutrade AB	987,290	32,204,711
Investor AB (B Shares)	452,301	11,207,170
Kry International AB (c)	663	281,270
Nordnet AB	237,584	3,833,514

TOTAL SWEDEN		74,459,917

Switzerland - 9.0%
Dufry AG (a)	241,058	12,753,845
Idorsia Ltd. (a)	63,312	1,564,191
Julius Baer Group Ltd.	148,062	9,772,391
Lonza Group AG	58,640	45,658,631
Nestle SA (Reg. S)	635,080	80,419,976
Roche Holding AG (participation certificate)	263,519	101,800,602
Sika AG	142,383	50,156,665
Sonova Holding AG Class B	49,834	19,579,313
Swiss Re Ltd.	137,215	12,424,104
Zur Rose Group AG (a)	14,201	5,283,145

TOTAL SWITZERLAND		339,412,863

Taiwan - 1.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,177,543	8,613,360
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	322,572	37,624,798

TOTAL TAIWAN		46,238,158

United Kingdom - 8.1%
AstraZeneca PLC (United Kingdom)	365,528	42,002,779
Big Yellow Group PLC	635,227	12,820,660
Bridgepoint Group Ltd.	565,900	3,815,015
Compass Group PLC (a)	836,143	17,677,652
Diageo PLC	648,302	32,146,872
Dr. Martens Ltd. (a)	364,599	2,194,412
JD Sports Fashion PLC	1,021,726	12,739,186
Jet2 PLC (a)	208,090	3,590,978
Lloyds Banking Group PLC	32,737,375	20,698,763
London Stock Exchange Group PLC	125,947	13,132,652
Ocado Group PLC (a)	395,477	10,197,177
Prudential PLC (a)	1,566,841	29,423,443
RELX PLC (Euronext N.V.)	1,483,556	44,049,504
Rentokil Initial PLC	2,961,159	23,329,550
S4 Capital PLC (a)	696,525	6,719,098
Smith & Nephew PLC	1,315,869	26,852,635
Starling Bank Ltd. Series D (a)(c)	2,144,800	3,858,809
WH Smith PLC (a)	75,828	1,712,765

TOTAL UNITED KINGDOM		306,961,950

United States of America - 5.0%
Alphabet, Inc. Class C (a)	8,475	22,919,960
Booking Holdings, Inc. (a)	4,560	9,932,866
Boston Scientific Corp. (a)	172,617	7,871,335
Dlocal Ltd.	91,560	4,133,018
IQVIA Holdings, Inc. (a)	112,782	27,936,101
Marsh & McLennan Companies, Inc.	152,145	22,398,787
Marvell Technology, Inc.	363,771	22,011,783
MasterCard, Inc. Class A	65,252	25,183,357
NICE Systems Ltd. sponsored ADR (a)	75,323	20,988,754
Visa, Inc. Class A	102,336	25,214,567

TOTAL UNITED STATES OF AMERICA		188,590,528

TOTAL COMMON STOCKS
(Cost $2,438,199,239)		3,657,962,838

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.6%
United States of America - 0.6%
Rivian Automotive, Inc.:
Series E (c)(d)	305,451	11,255,869
Series F (c)(d)	69,602	2,564,834
Wasabi Holdings, Inc. Series C (c)(d)	743,562	8,078,504
		21,899,207
Nonconvertible Preferred Stocks - 0.1%
Germany - 0.1%
Porsche Automobil Holding SE (Germany)	23,211	2,512,155
Sweden - 0.0%
Kry International AB Series E (c)	3,828	1,709,492

TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,221,647

TOTAL PREFERRED STOCKS
(Cost $19,443,649)		26,120,854

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.06% (e)
(Cost $112,736,295)	112,714,375	112,736,918
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $2,570,379,183)		3,796,820,610
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(27,051,391)
NET ASSETS - 100%		$3,769,769,219

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $145,160,929 or 3.9% of net assets.

 (c) Level 3 security

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,899,207 or 0.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Rivian Automotive, Inc. Series E	7/10/20	$4,731,436
Rivian Automotive, Inc. Series F	1/19/21	$2,564,834
Wasabi Holdings, Inc. Series C	3/31/21	$8,078,504

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,380
Fidelity Securities Lending Cash Central Fund	30,249
Total	$82,629

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$131,471,076	$748,681,673	$767,416,086	$255	$--	$112,736,918	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	7,526,485	73,952,711	81,479,196	--	--	--	0.0%
Total	$138,997,561	$822,634,384	$848,895,282	$255	$--	$112,736,918

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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